Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail) - Currency swap contract [member]
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,578,515,000	2,579,164,000
Not later than one month [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional		1,681,974
Average interest rate in US Dollars		3.38%
Average interest rate in Soles		4.87%
Average exchange rate Soles / US Dollars		3.26
Later than three months and not later than one year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	259,630
Average interest rate in US Dollars	3.60%
Average interest rate in Soles	8.09%
Average exchange rate Soles / US Dollars	3.94
Later than one year and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,318,885,000	897,190,000
Average interest rate in US Dollars	3.07%	3.80%
Average interest rate in Soles	3.86%	5.03%
Average exchange rate Soles / US Dollars	3.66	3.58